Operating Segments - Additional Information (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) Segment	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) Segment Customer	Mar. 31, 2021 USD ($) Customer
Segment Reporting Information [Line Items]
Number of segment | Segment	1		1
Number of Customers | Customer			1	1
Realized revenues	$ 16,272,228	$ 10,078,509	$ 48,797,124	$ 35,400,319
Customer One
Segment Reporting Information [Line Items]
Realized revenues			$ 5,005,000	$ 5,261,979
Customer Concentration Risk | Sales Revenue Net | Customer One
Segment Reporting Information [Line Items]
Percentage of consolidated revenue			10.26%	14.86%